LEASE - Schedule of non-cancellable operating lease payment (Details) - Dec. 31, 2022 ¥ in Thousands, $ in Thousands	CNY (¥)	USD ($)
LEASE
2023	¥ 1,796	$ 260
2024	1,796	260
2025	96	14
2026	96	14
2027	96	14
Above 5 years	¥ 16	$ 2